Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Net Book Value	$ 117,010	$ 131,569
Developed technology [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	365,039	357,863
Accumulated Amortization	(276,097)	(260,123)
Net Book Value	88,942	97,740
Patents [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	18,768	17,699
Accumulated Amortization	(9,594)	(8,487)
Net Book Value	9,174	9,212
Trademarks and trade names [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	26,056	26,036
Accumulated Amortization	(21,962)	(21,114)
Net Book Value	4,094	4,922
Customer relationships [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	100,802	101,107
Accumulated Amortization	(86,002)	(81,413)
Net Book Value	14,800	19,694
Capitalized software development costs [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	7,410	7,410
Accumulated Amortization	(7,410)	(7,410)
Net Book Value
Other Intangible Assets [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	518,075	510,115
Accumulated Amortization	(401,065)	(378,547)
Net Book Value	$ 117,010	$ 131,568